NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2020
NONCONTROLLING INTEREST
Schedule of effects of changes in ownership interest of subsidiaries

As of December 31, 2019, the Group’s noncontrolling interests mainly included equity interest in Red 5 and equity awards granted as compensation by the Group’s subsidiaries. The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2018, 2019 and 2020.

	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 3)
Net (loss) income attributable to The9 Limited	(217,092,926)	(177,795,168)	397,883,388	60,978,299
Transfers (to) from the noncontrolling interest:
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	—	—	—	—
Change from net (loss) income attributable to The9 Limited and transfers to noncontrolling interests	(217,092,926)	(177,795,168)	397,883,388	60,978,299